SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Accounts Receivable
Period-end spot rate	7.8259	7.8499
Average rate	7.8246	7.8389